Financial assets, liabilities and financial result (excluding Orange Bank) - Investment securities FVOCI - Reconciliation (Details) - Telecom activities, operating segment [member] - Operating segments [member] - EUR (€)
€ in Millions
	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of financial assets [line items]
Financial assets at beginning of period	€ 5,057	€ 1,067	€ 1,878
Changes in fair value			20
Sales			570
Other movements			64
Financial assets at end of period	6,001	5,057	1,067
Financial assets at fair value through other comprehensive income, category [member]
Disclosure of financial assets [line items]
Financial assets at beginning of period	254
Financial assets at end of period	277	254
Financial assets at fair value through other comprehensive income, category [member] | Investments securities [member]
Disclosure of financial assets [line items]
Financial assets at beginning of period	254
Financial assets at end of period	277	254
Financial assets at fair value through other comprehensive income that will not be reclassified to profit or loss [member]
Disclosure of financial assets [line items]
Financial assets at beginning of period	254	208
Acquisitions	52	75
Changes in fair value	25	22
Sales	2	7
Other movements	(2)
Financial assets at end of period	€ 277	€ 254	€ 208